Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Communication Services—6.2%
177,776	[1]	Alphabet, Inc., Class A	$ 16,010,507
286,400		AT&T, Inc.	5,415,824
154,696		Comcast Corp., Class A	5,750,050
203,007		Verizon Communications, Inc.	7,878,702
39,600	[1]	Walt Disney Co.	3,944,556
520,100	[1]	Warner Bros. Discovery, Inc.	8,123,962
		TOTAL	47,123,601
		Consumer Discretionary—5.3%
186,128		General Motors Co.	7,210,599
14,547		Home Depot, Inc.	4,313,767
367,998		KB HOME	12,979,289
20,161		McDonald’s Corp.	5,320,690
24,805		Target Corp.	4,179,643
83,877		TJX Cos., Inc.	6,424,978
		TOTAL	40,428,966
		Consumer Staples—7.6%
64,928		Constellation Brands, Inc., Class A	14,524,394
41,466		Estee Lauder Cos., Inc., Class A	10,078,311
117,101		Kraft Heinz Co./The	4,559,913
79,438		Philip Morris International, Inc.	7,729,317
92,324		The Coca-Cola Co.	5,494,201
105,199		WalMart, Inc.	14,951,934
		TOTAL	57,338,070
		Energy—8.6%
106,815		Chevron Corp.	17,172,647
148,903		ConocoPhillips	15,389,125
292,234		Exxon Mobil Corp.	32,119,439
		TOTAL	64,681,211
		Financials—17.1%
132,270		Allstate Corp.	17,033,731
503,644		Bank of America Corp.	17,274,989
46,798	[1]	Berkshire Hathaway, Inc., Class B	14,281,814
71,400		Discover Financial Services	7,996,800
193,165		Fifth Third Bancorp	7,011,889
72,350		Intercontinental Exchange, Inc.	7,365,230
91,391		JPMorgan Chase & Co.	13,100,900
95,568		Raymond James Financial, Inc.	10,365,305
125,104		The Hartford Financial Services Group, Inc.	9,793,141
532,375		Wells Fargo & Co.	24,899,179
		TOTAL	129,122,978
		Health Care—17.2%
89,225		Abbott Laboratories	9,075,967
230,787	[1]	Avantor, Inc.	5,624,279
58,053		Danaher Corp.	14,369,859
118,327		Johnson & Johnson	18,134,796
20,412		McKesson Corp.	7,140,322
169,742		Medtronic PLC	14,054,638

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
118,494		Merck & Co., Inc.	$ 12,588,802
196,580		Pfizer, Inc.	7,975,251
166,821	[1]	Tenet Healthcare Corp.	9,764,033
36,353		UnitedHealth Group, Inc.	17,301,847
110,259		Zimmer Biomet Holdings, Inc.	13,657,782
		TOTAL	129,687,576
		Industrials—12.0%
62,450		Dover Corp.	9,361,255
48,298		Eaton Corp. PLC	8,448,769
98,216		FedEx Corp.	19,959,456
32,585		Honeywell International, Inc.	6,239,376
265,908		Johnson Controls International PLC	16,677,750
38,750		Parker-Hannifin Corp.	13,634,187
97,221		Stanley Black & Decker, Inc.	8,323,090
17,359		United Rentals, Inc.	8,133,212
		TOTAL	90,777,095
		Information Technology—9.0%
328,578		Cisco Systems, Inc.	15,909,747
74,689		Global Payments, Inc.	8,380,106
110,479		Microchip Technology, Inc.	8,952,113
38,449		Microsoft Corp.	9,589,949
102,203		MKS Instruments, Inc.	9,906,537
118,675		TE Connectivity Ltd.	15,109,701
		TOTAL	67,848,153
		Materials—6.2%
35,024		Albemarle Corp.	8,906,953
201,978		Freeport-McMoRan, Inc.	8,275,039
36,369		Linde PLC	12,669,869
92,807		Vulcan Materials Co.	16,789,714
		TOTAL	46,641,575
		Real Estate—3.9%
41,599		American Tower Corp.	8,237,018
176,207		National Retail Properties, Inc.	7,985,701
89,953		ProLogis, Inc.	11,100,200
186,657		RLJ Lodging Trust	2,116,691
		TOTAL	29,439,610
		Utilities—3.8%
585,564		CenterPoint Energy, Inc.	16,290,390
172,363		NextEra Energy, Inc.	12,242,944
		TOTAL	28,533,334
		TOTAL COMMON STOCKS (IDENTIFIED COST $654,352,279)	731,622,169
		INVESTMENT COMPANY—3.9%
29,160,215		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[2] (IDENTIFIED COST $29,150,899)	$29,160,215
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $683,503,178)	760,782,384
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(6,011,226)
		TOTAL NET ASSETS—100%	$754,771,158

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2022	$21,790,903
Purchases at Cost	$63,156,629
Proceeds from Sales	$(55,795,993)
Change in Unrealized Appreciation/Depreciation	$6,967
Net Realized Gain/(Loss)	$1,709
Value as of 2/28/2023	$29,160,215
Shares Held as of 2/28/2023	29,160,215
Dividend Income	$295,883

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At February 28, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.